Other income, net (Details Textual) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Statement [Line Items]
Miscellaneous income, net	[1]	₨ 3,827		₨ 156	₨ 377
Litigation settlement compensation received [Member]
Statement [Line Items]
Miscellaneous income, net		₨ 3,457	$ 50

[1]	Miscellaneous income, net includes Rs.3,457 (U.S.$50) received from Celgene pursuant to a settlement agreement entered into in April 2019. The agreement effectively settles any claim the Company or its affiliates may have had for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of REVLIMID® brand capsules (Lenalidomide) pending before Health Canada.